Summary of significant accounting policies (Details) - Schedule of disaggregation of revenue - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues
Behavior and Commerce	$ 6,484,155	$ 834,931	$ 10,013,800	$ 1,967,615	$ 8,013,403	$ 8,608,059
Network Development	340,370	1,301,674	1,341,111	3,607,138	10,598,303	6,318,772
Charging Network Operations	642	241,530	642	705,719	705,719	338,778
Network Intelligence	117,000		327,000		133,000
Total revenues	$ 6,942,167	$ 2,378,135	$ 11,682,553	$ 6,280,472	$ 19,450,425	$ 15,265,609